Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Significant Accounting Policies [Line Items]
Required reserve cash balances	$ 17.4	$ 6.7
Number of days due to be considered for accrual interest on loans discontinued (in days)	90 days
Number of days due to be considered for accrual interest on loans discontinued for mortgage, credit card & personal loan (in days)	180 days
Rate lock period (days)	60 days
Treasury stock, shares	1,809,497	2,130,841
Property write-downs	3.8	4.8	6.4
Minimum [Member] | Buildings [Member]
Schedule Of Significant Accounting Policies [Line Items]
Premises and equipment, useful life	10 years
Minimum [Member] | Furniture, Fixtures and Equipment [Member]
Schedule Of Significant Accounting Policies [Line Items]
Premises and equipment, useful life	3 years
Maximum [Member] | Customer Relationship [Member]
Schedule Of Significant Accounting Policies [Line Items]
Amortized intangible assets average life (in years)	10 years
Maximum [Member] | Buildings [Member]
Schedule Of Significant Accounting Policies [Line Items]
Premises and equipment, useful life	40 years
Maximum [Member] | Furniture, Fixtures and Equipment [Member]
Schedule Of Significant Accounting Policies [Line Items]
Premises and equipment, useful life	15 years
Covered Loans [Member]
Schedule Of Significant Accounting Policies [Line Items]
Reversal of allowance for loan losses	45
Impaired Loan [Member]
Schedule Of Significant Accounting Policies [Line Items]
Reversal of allowance for loan losses	$ 9
Commercial [Member]
Schedule Of Significant Accounting Policies [Line Items]
Loss sharing indemnification agreements, terms	5 years
Single Family Residential [Member]
Schedule Of Significant Accounting Policies [Line Items]
Loss sharing indemnification agreements, terms	10 years
IBERIABANK Corporation [Member]
Schedule Of Significant Accounting Policies [Line Items]
Number of operating states	6
IMC [Member]
Schedule Of Significant Accounting Policies [Line Items]
Number of operating states	12